Other Net (Gains)/Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									1 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Transition Therapeutics, Inc. [Member]	Dec. 31, 2010 Bio Neurology Business [Member]	Dec. 31, 2009 Bio Neurology Business [Member]	Jan. 31, 2011 Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member]	Oct. 31, 2010 EDT Business [Member]	Dec. 31, 2011 EDT Business [Member]	Dec. 31, 2009 Watson Pharmaceuticals, Inc. [Member]	Dec. 31, 2009 Nifedipine [Member]	Dec. 31, 2010 PharmatrophiX [Member]	Dec. 31, 2009 PharmatrophiX [Member]	Jun. 30, 2008 Abraxane [Member]	Dec. 31, 2010 Prialt [Member]		Dec. 31, 2009 Prialt [Member]	Feb. 28, 2011 Abraxis [Member]	Dec. 31, 2011 Alcon [Member]	Dec. 31, 2011 Modified Agreement [Member] Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member]	Dec. 31, 2011 Modified Agreement [Member] Transition Therapeutics, Inc. [Member]	Dec. 31, 2011 Original Agreement [Member] Transition Therapeutics, Inc. [Member]	Dec. 31, 2011 Maximum [Member] Milestone Payments [Member]
Royalty rate to sales of company through the period of verdict																	6.00%
Litigation settlement amount received																					$ 78.0	$ 6.5
Severance, restructuring and other costs	20.4	[1]	19.6	[1]	29.0	[1]		19.6	29.0			20.4
Facilities and other asset impairment charges	21.9	[2]	16.7	[2]	16.1	[2]		16.7				21.9
Asset impairment charges								11.0	15.4			10.0
Lease charges								5.7				11.9
Legal settlement (award) expense																	55
Payments for legal settlements											12.5			4.6
Payments to acquire IPR&D							9.0			9.0						5.0
Deferred Consideration																		9.6
Credit associated with the termination of the license agreement															3.0
Disposal consideration																		14.6
Net gain on divestment of business	652.9		1.0		108.7													1.5	[3]
Proceeds from business disposals	500.0		4.3															5.0
Non-cash impairment charge	0.3		0.9		30.6	[4]														30.6
Intangible asset																				14.6
Legal awards and settlements, net	(84.5)	[5]	12.5	[5]	(13.4)	[5]
Settlement amount received from Alcon			(206.3)										18.0
Collaboration milestone amounts payable																							$ 11.0	$ 11.0	$ 25.0	$ 93.0
Collaboration ownership relinquished, percentage							30.00%

[1]	During 2011, we incurred severance and restructuring charges of $20.4 million, principally relating to the closure of EDT's King of Prussia, Pennsylvania site, and charges relating to the reduction in our general and administrative (G&A) and other support activities following the divestment of the EDT business. During 2010 and 2009, we incurred severance and restructuring charges of $19.6 million and $29.0 million, respectively, principally associated with a realignment and restructuring of our R&D organization within our BioNeurology business, and reduction of related support activities.
[2]	During 2011, we incurred facilities and other asset impairment charges of $21.9 million, which is comprised of asset impairment charges of $10.0 million and lease charges of $11.9 million relating to the consolidation of our facilities in South San Francisco and the costs associated with the closure of EDT's King of Prussia, Pennsylvania site. During 2010, we incurred facilities and other asset impairment charges of $16.7 million, which included asset impairment charges of $11.0 million and lease charges of $5.7 million relating to a consolidation of facilities in South San Francisco as a direct result of the realignment of the BioNeurology business. During 2009, we incurred facilities and other asset impairment charges of $16.1 million, principally comprised of an asset impairment charge of $15.4 million associated with the postponement of our biologics manufacturing activities in the first half of the year. In addition, following the disposal of the AIP business in September 2009, we re-evaluated the longer term biologics manufacturing requirements and the remaining carrying amount of these assets was written off. This impairment charge was recorded as part of the net gain on divestment of business recorded in 2009. For additional information on the net gain on divestment of business, refer to Note 5.
[3]	We divested our Prialt assets and rights to Azur Pharma International Limited (Azur) in May 2010 and recorded a net loss on divestment of $1.5 million, which is comprised of total consideration of $14.6 million less the net book value of Prialt assets and transaction costs. Total consideration comprises cash proceeds received in 2010 of $5.0 million and the present value of deferred non-contingent consideration at the close of the transaction of $9.6 million, which is expected to be received during 2012. We are also entitled to receive additional performance-related milestones and royalties.
[4]	During 2009, we recorded a non-cash impairment charge of $30.6 million relating to the Prialt intangible asset. Prialt was launched in the United States in 2005. Revenues from this product did not meet expectations and, consequently, we revised our sales forecast for Prialt and reduced the carrying value of the intangible asset to $14.6 million as of December 31, 2009.
[5]	In June 2008, a jury ruled in the U.S. District Court for the District of Delaware that Abraxis Biosciences, Inc. (Abraxis, since acquired by Celgene Corporation) had infringed a patent owned by us in relation to the application of NanoCrystal® technology to Abraxane®. We were awarded $55 million, applying a royalty rate of 6% to sales of Abraxane from January 1, 2005 through June 13, 2008 (the date of the verdict), though the judge had yet to rule on post-trial motions or enter the final order. This award and damages associated with the continuing sales of the Abraxane product were subject to interest. In February 2011, we entered into an agreement with Abraxis to settle this litigation. As part of the settlement agreement with Abraxis, we received $78.0 million in full and final settlement in March 2011 and recorded a gain of this amount. No continuing royalties will be received by us in respect of Abraxane. During 2011, we entered into an agreement with Alcon Laboratories, Inc. (Alcon) to settle litigation in relation to the application of EDT's NanoCrystal technology. As part of the settlement agreement with Alcon, we received $6.5 million in full and final settlement. During 2010, we reached an agreement in principle with the direct purchaser class plaintiffs with respect to nifedipine. As part of the settlement, we agreed to pay $12.5 million in settlement of all claims associated with the litigation. In January 2011, the U.S. District Court for the District of Columbia approved the settlement and dismissed the case. In 2009, the net legal awards and settlement amount of $13.4 million was comprised of a legal award of $18.0 million received from Watson Pharmaceuticals, Inc. (Watson) and a legal settlement amount of $4.6 million in December 2009 relating to nifedipine antitrust litigation. The $18.0 million legal award primarily related to an agreement with Watson to settle litigation with respect to Watson's marketing of a generic version of Naprelan. As part of the settlement, Watson stipulated that EDT's patent at issue is valid and enforceable and that Watson's generic formulations of Naprelan infringed our patent. Following a settlement in late 2007 with the indirect purchaser class of the nifedipine antitrust litigation, in December 2009, we entered into a separate settlement agreement with the individual direct purchasers, resulting in a dismissal of this second segment of the litigation and the payment of a legal settlement amount of $4.6 million.